JPMorgan International Research Enhanced Equity ETF
Schedule of Portfolio Investments as of January 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 96.6%
Australia — 6.7%
ANZ Group Holdings Ltd.	433,555	7,715,722
Aurizon Holdings Ltd.	920,876	2,406,951
BHP Group Ltd.	1,256,297	43,998,229
Commonwealth Bank of Australia	379,353	29,613,100
Dexus, REIT	757,167	4,390,102
Endeavour Group Ltd.	879,155	4,128,127
Glencore plc	781,875	5,236,129
Goodman Group, REIT	1,556,880	22,206,692
GPT Group (The), REIT	1,314,966	4,262,514
Insurance Australia Group Ltd.	1,439,148	4,997,838
Macquarie Group Ltd.	176,410	23,534,693
Medibank Pvt Ltd.	3,757,886	7,828,744
Mirvac Group, REIT	4,277,695	6,911,087
National Australia Bank Ltd.	611,873	13,806,388
Newcrest Mining Ltd.	255,246	4,055,633
QBE Insurance Group Ltd.	1,367,609	13,343,651
Rio Tinto Ltd.	565,400	50,737,489
Rio Tinto plc	287,350	22,499,869
Santos Ltd.	3,016,404	15,398,373
Wesfarmers Ltd.	323,391	11,401,706
Westpac Banking Corp.	1,730,152	29,111,341
Woodside Energy Group Ltd.	227,044	5,879,052
Woolworths Group Ltd.	756,967	19,346,164
		352,809,594
Belgium — 0.6%
KBC Group NV	399,374	29,580,561
China — 0.8%
BOC Hong Kong Holdings Ltd.	3,412,000	11,924,557
Prosus NV *	264,181	21,331,364
Xinyi Glass Holdings Ltd.	4,286,300	9,126,079
		42,382,000
Denmark — 3.1%
Carlsberg A/S, Class B	194,908	27,669,468
Genmab A/S *	15,985	6,264,470
Novo Nordisk A/S, Class B	787,418	108,970,680
Orsted A/S (a)	137,604	12,253,919
Vestas Wind Systems A/S	203,517	5,955,232
		161,113,769
Finland — 1.1%
Kone OYJ, Class B	286,768	15,639,211
Nokia OYJ	1,901,157	9,014,366
Nordea Bank Abp	2,777,641	32,471,699
		57,125,276
France — 12.4%
Air Liquide SA	382,587	60,917,843
Airbus SE	139,863	17,534,048

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
France — continued
Alstom SA	455,495	13,544,224
AXA SA	245,092	7,646,632
BNP Paribas SA	738,792	50,741,616
Capgemini SE	226,071	42,905,011
Engie SA	1,272,803	18,073,640
Kering SA	37,512	23,405,871
Legrand SA	168,459	15,020,494
L'Oreal SA	148,880	61,474,286
LVMH Moet Hennessy Louis Vuitton SE	136,666	119,306,064
Pernod Ricard SA	61,601	12,753,258
Safran SA	209,642	30,145,569
Sanofi	168,271	16,477,849
Societe Generale SA	537,317	15,994,093
TotalEnergies SE (b)	840,617	51,967,611
Veolia Environnement SA	1,161,668	34,481,174
Vinci SA	479,732	54,204,717
		646,594,000
Germany — 8.9%
adidas AG	86,191	13,878,150
Allianz SE (Registered)	281,455	67,299,795
BASF SE	59,529	3,413,122
Bayer AG (Registered)	238,178	14,825,374
Brenntag SE	74,960	5,595,618
Deutsche Post AG (Registered)	718,114	30,919,608
Deutsche Telekom AG (Registered)	2,722,212	60,647,601
Infineon Technologies AG	1,057,939	38,096,855
Mercedes-Benz Group AG	67,861	5,049,675
Merck KGaA	87,436	18,250,369
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	117,214	42,338,583
RWE AG	975,541	43,430,009
SAP SE	332,792	39,449,171
Siemens AG (Registered)	242,078	37,813,861
Symrise AG	125,220	13,312,093
Volkswagen AG (Preference)	148,139	20,545,505
Zalando SE * (a)	216,619	10,102,029
		464,967,418
Hong Kong — 2.7%
AIA Group Ltd.	4,103,400	46,399,803
CK Asset Holdings Ltd.	1,492,848	9,544,539
CLP Holdings Ltd.	326,500	2,425,873
Hong Kong Exchanges & Clearing Ltd.	532,000	23,928,078
Link, REIT	1,430,900	11,453,450
Prudential plc	1,307,214	21,719,455
Sun Hung Kai Properties Ltd.	626,000	8,877,702
Techtronic Industries Co. Ltd.	1,338,500	17,255,651
		141,604,551

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Ireland — 0.4%
Kingspan Group plc	289,635	18,628,180
Italy — 1.2%
Enel SpA	4,320,998	25,442,555
FinecoBank Banca Fineco SpA	1,279,177	22,963,606
UniCredit SpA	795,500	15,537,016
		63,943,177
Japan — 21.1%
AGC, Inc.	184,500	6,798,053
Asahi Group Holdings Ltd.	679,600	22,441,931
Asahi Kasei Corp.	2,093,500	15,863,777
Bridgestone Corp.	664,000	24,789,239
Capcom Co. Ltd.	384,700	12,465,750
Central Japan Railway Co.	210,100	25,626,896
Daiichi Sankyo Co. Ltd.	1,032,800	32,437,082
Daikin Industries Ltd.	161,483	28,048,744
Daito Trust Construction Co. Ltd.	20,300	2,006,018
Daiwa House Industry Co. Ltd.	844,200	20,273,486
Denso Corp.	312,600	16,882,181
Dentsu Group, Inc.	766,000	24,672,003
Fast Retailing Co. Ltd.	10,100	6,134,330
Hitachi Ltd.	610,800	32,031,863
Honda Motor Co. Ltd.	1,116,072	27,607,728
Hoya Corp.	294,900	32,430,725
ITOCHU Corp.	885,900	28,633,915
Japan Airlines Co. Ltd. *	485,000	10,285,678
Kao Corp.	327,000	13,217,942
Keyence Corp.	103,600	47,694,222
Konami Group Corp.	223,200	10,975,520
Kyowa Kirin Co. Ltd.	561,700	12,526,453
Mitsubishi Corp.	789,600	26,440,510
Mitsubishi UFJ Financial Group, Inc.	2,106,750	15,431,694
Mitsui Fudosan Co. Ltd.	1,063,600	19,935,756
Murata Manufacturing Co. Ltd.	430,200	24,581,844
Nidec Corp.	305,200	16,913,832
Nintendo Co. Ltd.	224,200	9,720,820
NIPPON EXPRESS HOLDINGS, Inc.	175,700	10,196,353
Nippon Paint Holdings Co. Ltd.	1,716,600	15,671,668
Nippon Steel Corp.	289,800	6,032,112
Nippon Telegraph & Telephone Corp.	1,103,200	33,080,030
Nomura Research Institute Ltd.	523,400	12,565,575
Ono Pharmaceutical Co. Ltd.	473,400	10,272,164
ORIX Corp.	1,126,300	19,803,721
Otsuka Corp.	475,600	15,647,032
Recruit Holdings Co. Ltd.	466,700	15,009,195
Rohm Co. Ltd.	46,800	3,750,156
Seven & i Holdings Co. Ltd.	341,900	16,142,096
Shimadzu Corp.	233,200	7,166,486

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Shin-Etsu Chemical Co. Ltd.	276,100	40,703,530
Shionogi & Co. Ltd.	144,600	6,890,844
Shiseido Co. Ltd.	199,600	10,374,415
SoftBank Group Corp.	290,500	13,752,875
Sony Group Corp.	579,715	51,798,456
Sumitomo Electric Industries Ltd.	1,233,300	14,819,541
Sumitomo Metal Mining Co. Ltd.	496,200	20,147,332
Sumitomo Mitsui Financial Group, Inc.	1,015,500	44,134,741
Suzuki Motor Corp.	545,500	20,451,995
T&D Holdings, Inc.	1,417,700	22,692,073
Takeda Pharmaceutical Co. Ltd.	122,400	3,847,937
Terumo Corp.	651,500	18,965,404
Tokio Marine Holdings, Inc.	1,490,400	31,216,001
Tokyo Electron Ltd.	90,600	31,666,904
Toyota Motor Corp.	2,858,500	41,979,135
		1,105,645,763
Luxembourg — 0.1%
ArcelorMittal SA	259,164	8,040,026
Macau — 0.1%
Sands China Ltd. *	2,122,800	7,960,684
Netherlands — 6.3%
Adyen NV * (a)	7,933	11,993,960
ASML Holding NV	177,618	117,520,509
Koninklijke Ahold Delhaize NV	553,126	16,509,135
Koninklijke DSM NV	172,411	22,172,398
Koninklijke KPN NV	7,424,357	25,382,731
NN Group NV	605,585	26,311,503
Shell plc	3,067,288	90,048,799
Wolters Kluwer NV	168,939	18,418,235
		328,357,270
Singapore — 1.3%
DBS Group Holdings Ltd.	1,230,265	33,680,069
Oversea-Chinese Banking Corp. Ltd.	676,500	6,684,061
Sea Ltd., ADR *	119,478	7,700,357
United Overseas Bank Ltd.	804,700	18,291,346
		66,355,833
South Korea — 0.1%
Delivery Hero SE * (a)	106,501	6,438,717
Spain — 2.6%
Banco Bilbao Vizcaya Argentaria SA	6,713,947	47,425,801
Banco Santander SA	2,515,442	8,791,317
Iberdrola SA	5,074,467	59,532,487
Industria de Diseno Textil SA	727,840	22,723,761
		138,473,366

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Sweden — 2.0%
Atlas Copco AB, Class A	3,421,884	40,604,294
Boliden AB	331,651	14,883,508
SKF AB, Class B	256,014	4,531,011
Volvo AB, Class B	2,153,089	42,724,866
		102,743,679
Switzerland — 5.2%
Cie Financiere Richemont SA (Registered)	194,972	30,056,363
Givaudan SA (Registered)	1,747	5,664,178
Julius Baer Group Ltd.	80,763	5,180,491
Lonza Group AG (Registered)	80,666	46,015,240
Novartis AG (Registered)	857,048	77,484,922
SGS SA (Registered)	8,996	21,937,952
Sika AG (Registered)	119,321	33,904,690
UBS Group AG (Registered)	704,364	15,034,925
Zurich Insurance Group AG	71,187	35,204,031
		270,482,792
United Kingdom — 12.5%
3i Group plc	2,584,470	50,422,364
AstraZeneca plc	591,314	77,469,553
Barclays plc	16,455,668	37,828,162
Berkeley Group Holdings plc	450,804	23,084,633
BP plc	12,243,388	73,953,182
British American Tobacco plc	546,510	20,949,818
DCC plc	133,037	7,577,518
Diageo plc	1,295,689	56,655,441
HSBC Holdings plc	4,157,066	30,630,714
InterContinental Hotels Group plc	462,248	32,090,934
Intertek Group plc	63,817	3,429,976
Lloyds Banking Group plc	66,230,580	43,102,586
London Stock Exchange Group plc	45,051	4,124,194
Reckitt Benckiser Group plc	489,486	34,881,234
RELX plc	1,661,208	49,352,726
SSE plc	673,579	14,377,328
Standard Chartered plc	3,879,616	32,587,294
Taylor Wimpey plc	4,533,999	6,578,486
Tesco plc	7,618,889	23,156,719
Unilever plc	574,592	29,170,247
		651,423,109
United States — 7.4%
CSL Ltd.	156,675	33,082,017
GSK plc	648,954	11,398,902
Nestle SA (Registered)	1,126,035	137,386,469
Roche Holding AG	327,929	102,369,728

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Schneider Electric SE	367,676	59,642,782
Stellantis NV	2,633,771	41,405,475
		385,285,373
Total Common Stocks (Cost $4,364,407,835)		5,049,955,138
Short-Term Investments — 3.1%
Investment Companies — 3.1%
JPMorgan Prime Money Market Fund Class IM Shares, 4.52% (c) (d)(Cost $160,089,197)	160,040,872	160,136,896
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.57% (c) (d)	275,313	275,423
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (c) (d)	235,387	235,387
Total Investment of Cash Collateral from Securities Loaned (Cost $510,810)		510,810
Total Short-Term Investments (Cost $160,600,007)		160,647,706
Total Investments — 99.7% (Cost $4,525,007,842)		5,210,602,844
Other Assets Less Liabilities — 0.3%		16,528,530
NET ASSETS — 100.0%		5,227,131,374

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at January 31, 2023. The total value of securities on loan at January 31, 2023 is $483,191.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2023.

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
Summary of Investments by Industry, January 31, 2023
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	11.1%
Pharmaceuticals	9.5
Insurance	6.3
Oil, Gas & Consumable Fuels	4.5
Chemicals	4.0
Semiconductors & Semiconductor Equipment	3.7
Textiles, Apparel & Luxury Goods	3.6
Metals & Mining	3.4
Automobiles	3.0
Food Products	2.6
Machinery	2.6
Capital Markets	2.3
Beverages	2.3
Diversified Telecommunication Services	2.3
Personal Products	2.2
Electric Utilities	2.2
Professional Services	2.1
Electrical Equipment	1.9
IT Services	1.6
Household Durables	1.6
Electronic Equipment, Instruments & Components	1.5
Food & Staples Retailing	1.5
Industrial Conglomerates	1.5
Building Products	1.2
Trading Companies & Distributors	1.2
Real Estate Management & Development	1.2
Auto Components	1.1
Construction & Engineering	1.0
Multi-Utilities	1.0
Health Care Equipment & Supplies	1.0
Others (each less than 1.0%)	11.9
Short-Term Investments	3.1
Futures contracts outstanding as of January 31, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
SPI 200 Index	915	03/16/2023	AUD	120,596,855	4,814,125
MSCI EAFE E-Mini Index	228	03/17/2023	USD	24,154,320	2,011,143
					6,825,268

Abbreviations
AUD	Australian Dollar
EAFE	Europe, Australasia and Far East

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
MSCI	Morgan Stanley Capital International
SPI	Australian Securities Exchange
USD	United States Dollar

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$352,809,594	$—	$352,809,594
Belgium	—	29,580,561	—	29,580,561
China	—	42,382,000	—	42,382,000
Denmark	—	161,113,769	—	161,113,769
Finland	—	57,125,276	—	57,125,276
France	—	646,594,000	—	646,594,000

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Germany	$—	$464,967,418	$—	$464,967,418
Hong Kong	—	141,604,551	—	141,604,551
Ireland	—	18,628,180	—	18,628,180
Italy	—	63,943,177	—	63,943,177
Japan	—	1,105,645,763	—	1,105,645,763
Luxembourg	—	8,040,026	—	8,040,026
Macau	—	7,960,684	—	7,960,684
Netherlands	—	328,357,270	—	328,357,270
Singapore	7,700,357	58,655,476	—	66,355,833
South Korea	—	6,438,717	—	6,438,717
Spain	—	138,473,366	—	138,473,366
Sweden	—	102,743,679	—	102,743,679
Switzerland	—	270,482,792	—	270,482,792
United Kingdom	—	651,423,109	—	651,423,109
United States	—	385,285,373	—	385,285,373
Total Common Stocks	7,700,357	5,042,254,781	—	5,049,955,138
Short-Term Investments
Investment Companies	160,136,896	—	—	160,136,896
Investment of Cash Collateral from Securities Loaned	510,810	—	—	510,810
Total Short-Term Investments	160,647,706	—	—	160,647,706
Total Investments in Securities	$168,348,063	$5,042,254,781	$—	$5,210,602,844
Appreciation in Other Financial Instruments
Futures Contracts	$6,825,268	$—	$—	$6,825,268
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2023	Shares at January 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.52% (a) (b)	$124,239,979	$163,127,714	$127,296,019	$25	$65,197	$160,136,896	160,040,872	$1,452,496	$—

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)

For the period ended January 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2023	Shares at January 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.57% (a) (b)	$56,261,418	$117,000,000	$173,000,001	$13,908	$98	$275,423	275,313	$325,914	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (a) (b)	7,523,073	141,210,078	148,497,764	—	—	235,387	235,387	64,963	—
Total	$188,024,470	$421,337,792	$448,793,784	$13,933	$65,295	$160,647,706		$1,843,373	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2023.